Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 18,827.6	$ 18,842.6
Acquisitions	2,692.9	252.3
Finalization of purchase price allocations for prior year acquisitions	6.8	(3.3)
Sale of a product line		(5.8)
Currency translation	(222.3)	(259.7)
Other	22.8	1.5
Ending balance	21,327.8	18,827.6
Life Sciences Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	7,616.4	7,572.5
Acquisitions	619.3	125.1
Finalization of purchase price allocations for prior year acquisitions		(3.3)
Sale of a product line		(5.8)
Currency translation	(3.1)	(80.4)
Other	13.2	8.3
Ending balance	8,245.8	7,616.4
Analytical Instruments [Member]
Goodwill [Roll Forward]
Beginning balance	2,702.5	2,729.8
Acquisitions	2,059.0	1.7
Currency translation	(80.1)	(24.1)
Other	4.4	(4.9)
Ending balance	4,685.8	2,702.5
Specialty Diagnostics [Member]
Goodwill [Roll Forward]
Beginning balance	3,771.3	3,899.6
Acquisitions	0.8	4.7
Currency translation	(108.1)	(132.8)
Other	(5.0)	(0.2)
Ending balance	3,659.0	3,771.3
Laboratory Products and Services [Member]
Goodwill [Roll Forward]
Beginning balance	4,737.4	4,640.7
Acquisitions	13.8	120.8
Finalization of purchase price allocations for prior year acquisitions	6.8
Currency translation	(31.0)	(22.4)
Other	10.2	(1.7)
Ending balance	$ 4,737.2	$ 4,737.4